CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 49,844,000	$ 119,063,000	$ 57,394,000
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization of deferred charges	49,785,000	43,326,000	40,492,000
Amortization of debt issuance costs (Note 13)	2,620,000	2,286,000	1,865,000
Compensation cost on restricted stock (Note 11(h))	9,938,000	9,282,000	7,442,000
Provision for credit loss and write offs	0	133,000	300,000
Dividend income (Note 5(a))	(3,000)	(100,000)	(69,000)
Pension and other postretirement benefits	55,000	182,000	2,000
Loss on derivative instruments (Notes 8)	439,000	0	0
Gain on sale of vessels (Notes 6)	(5,323,000)	(2,850,000)	(1,360,000)
Gain on related parties investments (Note 5(a))	(1,502,000)	(589,000)	0
Loss on extinguishment of debt (Note 8)	748,000	435,000	980,000
Gain on OceanPal spinoff	0	0	(15,252,000)
Gain on deconsolidation of subsidiary (Note 4(b))	(844,000)	0	0
Gain / (Loss) from equity method investments (Note 4)	262,000	(894,000)	333,000
Unrealized gain on equity securities (Note 5(b))	(2,813,000)	0	0
Unrealized gain from warrants (Note 11(g))	(1,583,000)	0	0
(Increase) / Decrease
Accounts receivable, trade	256,000	(3,427,000)	(1,568,000)
Due from related parties	(252,000)	736,000	(56,000)
Inventories	(511,000)	1,768,000	(1,581,000)
Prepaid expenses and other assets	(1,950,000)	(1,265,000)	1,759,000
Other non-current assets	70,000	(16,000)	(1,177,000)
Investments in equity securities	(17,916,000)
Increase / (Decrease)
Accounts payable, trade and other	(1,761,000)	1,465,000	1,219,000
Due to related parties	(57,000)	(72,000)	154,000
Accrued liabilities	282,000	3,956,000	(2,610,000)
Deferred revenue	(4,195,000)	2,026,000	2,890,000
Other non-current liabilities	437,000	(218,000)	(57,000)
Drydock cost	(5,646,000)	(16,368,000)	(4,531,000)
Net Cash Provided by Operating Activities	70,380,000	158,859,000	89,705,000
Cash Flows from Investing Activities:
Payments to acquire vessels and vessel improvements (Notes 6 and 4(b))	(29,732,000)	(230,302,000)	(17,393,000)
Proceeds from sale of vessels, net of expenses (Note 6)	36,560,000	4,372,000	33,731,000
Payments to acquire investments (Note 4)	(10,595,000)	0	0
Time deposits	6,500,000	(46,500,000)	0
Payments to joint ventures	0	0	(375,000)
Payments to acquire other assets (Note 4(b))	(216,000)	0	0
Cash divested from deconsolidation (Note 4(b))	(771,000)	0	(1,000,000)
Proceeds from convertible loan with limited partnership (Note 4(b))	25,189,000	0	0
Payments to acquire property, furniture and fixture (Note 7))	(2,006,000)	(667,000)	(1,600,000)
Net Cash Provided By/(Used in) Investing Activities	24,929,000	(273,097,000)	13,363,000
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt and finance liabilities (Notes 6 and 7)	57,696,000	275,133,000	101,279,000
Proceeds from issuance of common stock, (Note 11(e))	0	5,266,000	0
Payments for issuance of common stock (Note 11(e))	(79,000)	0	0
Proceeds from issuance of preferred stock, net of expenses	0	0	254,000
Payments of dividends, preferred stock (Note 11(b))	(5,769,000)	(5,769,000)	(5,769,000)
Payments of dividends, common stock (Note 11(f))	(41,427,000)	(79,812,000)	(8,820,000)
Payments for repurchase of common stock	0	(3,799,000)	(45,369,000)
Payments of financing costs (Notes 8 and 9)	(1,724,000)	(3,302,000)	(7,594,000)
Repayments of long-term debt and finance liabilities (Notes 8)	(79,842,000)	(102,839,000)	(93,170,000)
Net Cash Provided by/(Used In) Financing Activities	(71,145,000)	84,878,000	(59,189,000)
Cash, Cash Equivalents and Restricted Cash, Period Increase/(Decrease)	24,164,000	(29,360,000)	43,879,000
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	97,428,000	126,788,000	82,909,000
Cash, Cash Equivalents and Restricted Cash, Ending Balance	121,592,000	97,428,000	126,788,000
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	101,592,000	76,428,000	110,288,000
Restricted cash, non-current	20,000,000	21,000,000	16,500,000
Cash, Cash Equivalents and Restricted Cash, Total	121,592,000	97,428,000	126,788,000
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash acquisition of assets (Note 6)	7,809,000	136,038,000	0
Non-cash debt assumed	0	20,571,000
Non-cash Finance Liability	0	47,782,000
Stock issued in noncash financing activities (Note 6)	7,809,000	67,909,000	0
Non-cash investments acquired (Notes 6 and 5(a))	10,000,000	0	0
Noncash dividend (Note 11(f) and 11(g))	41,521,000	0	0
Transfer to investments	0	1,370,000	441,000
Interest paid	$ 46,473,000	$ 21,306,000	$ 19,608,000